Average Annual Total Returns{- Fidelity® Growth Discovery Fund} - 06.30 Fidelity Growth Discovery Fund Retail PRO-08 - Fidelity® Growth Discovery Fund	Fidelity Growth Discovery Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Growth Discovery Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Growth Discovery Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Growth Discovery Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Growth Discovery Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Growth Discovery Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Growth Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Growth Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Growth Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS007 Past 1 year	RS007 Past 5 years	RS007 Past 10 years
Total	23.00%	25.97%	19.54%	18.91%	23.70%	18.43%	15.64%	20.90%	16.57%	25.85%	24.56%	19.39%